OPERATING SEGMENTS - Disclosure of Geographic Information (Details) - CAD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Disclosure of geographical areas [line items]
Assets	$ 48,196,996	$ 12,834,420
Loss and comprehensive loss	(26,849,013)	(12,145,790)
Canada [Member]
Disclosure of geographical areas [line items]
Assets	47,757,959	12,810,611
Loss and comprehensive loss	(26,455,927)	(11,885,110)
Netherlands [Member]
Disclosure of geographical areas [line items]
Assets	439,037	23,809
Loss and comprehensive loss	$ (393,086)	$ (260,680)